ACCOUNTS RECEIVABLE - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE
Trade	$ 461.0	$ 468.0
Other	97.2	94.1
Total	$ 558.2	$ 562.1	$ 543.0